Note 8 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses And Other Current Assets [Text Block]
8.     PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31
	2012	2011

Prepaid expenses	$848	$1,122
Interest receivable	527	424
Other receivable	48	39
Value-added-tax recoverable	25	33
Deferred income tax assets	26	84
Other	483	526
	$1,957	$2,228